SEGMENT INFORMATION - Amounts detailed in segment reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	$ 42,650	$ 23,557	$ 80,303	$ 37,051
Revenue	42,650	23,557	80,303	37,051	$ 93,194	$ 65,796
Adjusted EBITDA	4,516	(236)	6,729	(3,873)
Depreciation and amortization	(2,769)	(3,305)	(5,586)	(6,520)	(12,861)	(11,414)
Stock-based compensation	(81)	(3,771)	(161)	(3,771)	(3,936)	(15)
Loss from operations	1,666	(7,312)	982	(14,164)	(22,252)	(35,857)
Other expense, net	(3,543)	(5,711)	(9,796)	(11,145)	(16,330)	(19,919)
Loss before provision for income taxes	(1,877)	(13,023)	(8,814)	(25,309)	(38,582)	(55,776)
Provision for income taxes	(236)	(55)	(290)	(120)	(323)	14,042
Net (loss) income	(2,113)	(13,078)	(9,104)	(25,429)	(38,905)	(41,734)
Operating segments
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue					93,194	65,796
Revenue					93,194	65,796
Adjusted EBITDA					(5,455)	(24,428)
Depreciation and amortization					(12,861)	(11,414)
Stock-based compensation					(3,936)	(15)
Loss from operations					(22,252)	(35,857)
Loss before provision for income taxes					(38,582)	(55,776)
Provision for income taxes					323	(14,042)
Net (loss) income					$ (38,905)	$ (41,734)
Operating segments | Travel Marketplace
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	42,397	23,467	79,758	36,617
Revenue	42,397	23,467	79,758	36,617
Adjusted EBITDA	4,971	393	7,737	(2,850)
Depreciation and amortization	(2,633)	(3,165)	(5,312)	(6,233)
Stock-based compensation	(81)	(3,771)	(161)	(3,771)
Loss from operations	2,257	(6,543)	2,264	(12,854)
Operating segments | SAAS Platform
Segment Reporting, Revenue Reconciling Item [Line Items]
Third-party revenue	253	90	545	434
Revenue	253	90	545	434
Adjusted EBITDA	(455)	(629)	(1,008)	(1,023)
Depreciation and amortization	(136)	(140)	(274)	(287)
Loss from operations	$ (591)	$ (769)	$ (1,282)	$ (1,310)